Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cost of Sales [Abstract]
Cash operating costs	$ 1,077	$ 858	$ 1,881
Royalties	80	82	181
Other cash costs	6	6	12
Total cash costs	1,163	946	2,074
Retrenchment costs	1	1	2
Rehabilitation and other non-cash costs	12	29	32
Amortisation of tangible assets	182	254	521
Amortisation of right of use assets	30	22	47
Amortisation of intangible assets	1	1	2
Inventory change	11	37	21
Cost of sales	$ 1,400	$ 1,290	$ 2,699